Average Annual Total Returns (Vanguard Russell 1000 Value Index Fund ETF)	Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 1000 Value Index Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.31%	31.62%	18.72%	32.25%	32.53%
Since Inception	17.75%	17.31%	14.08%	17.75%	17.93%